ACQUISITION OF FIRST FRANKLIN CORPORATION (Details Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Franklin	Mar. 16, 2011 First Franklin
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Conversion price of stock options converted into cash				$ 14.50
Fair value of net assets acquired				$ 24,680,000
Impaired loans of acquired entity				25,000,000
Nonaccretable difference related to credit impaired loans purchased				5,500,000
Loans acquired with deteriorated credit quality			13,600,000
Performing loans of acquired entity				173,200,000
Fair value of loan portfolio without evidence of deterioration				171,600,000
Goodwill and other intangibles associated with the purchase of First Franklin and Franklin Savings	11,600,000
Goodwill	10,309,000	10,309,000
Gross carrying amount of core deposit intangible	746,000	1,028,000
Accumulated amortization of core deposit intangible	$ 552,000